Investments - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2017	Mar. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Carrying value of investment	₨ 1,206		$ 19
Drivestream Inc [member]
Disclosure of detailed information about financial instruments [line items]
Ownership interest	43.70%	19.00%
Carrying value of investment	₨ 630
Denim Group LLC [member]
Disclosure of detailed information about financial instruments [line items]
Ownership interest	33.30%
Carrying value of investment	₨ 576